Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Activities
Net Earnings (Loss)	$ 1,784	$ (418)	$ 1,894	$ (1,072)
Depreciation, Depletion and Amortization	544	559	1,110	1,194
Exploration Expense	4	4	9	6
Deferred Income Taxes	(877)	52	(836)	44
Unrealized (Gain) Loss on Risk Management	(88)	(122)	148	(261)
Unrealized Foreign Exchange (Gain) Loss	(419)	213	(648)	495
Re-measurement of Contingent Payment	(109)	377	154	494
(Gain) Loss on Discontinuance		38		(306)
(Gain) Loss on Divestiture of Assets	(1)	(1)	4	(1)
Unwinding of Discount on Decommissioning Liabilities	14	15	28	31
Onerous Contract Provisions, Net of Cash Paid	(8)	(1)	(11)	55
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	263	9	291	6
Other	(25)	49	(13)	48
Net Change in Other Assets and Liabilities	(13)	(17)	(34)	(35)
Net Change in Non-Cash Working Capital	206	(224)	(385)	(288)
Cash From (Used in) Operating Activities	1,275	533	1,711	410
Investing Activities
Capital Expenditures – Exploration and Evaluation Assets	(9)	(5)	(20)	(13)
Capital Expenditures – Property, Plant and Equipment	(241)	(289)	(551)	(810)
Proceeds From Divestitures	(1)	(39)	(1)	414
Net Change in Investments and Other	(7)	3	(9)	9
Net Change in Non-Cash Working Capital	(51)	(171)	(42)	(140)
Cash From (Used in) Investing Activities	(309)	(501)	(623)	(540)
Net Cash Provided (Used) Before Financing Activities	966	32	1,088	(130)
Financing Activities
(Repayment) of Long-Term Debt	(1,043)		(1,601)
Net Issuance (Repayment) of Revolving Long-Term Debt	5	(14)	5	(13)
(Repayment) of Finance Lease Liabilities	(36)		(69)
Dividends Paid on Common Shares	(62)	(62)	(123)	(122)
Other		(1)		(1)
Cash From (Used in) Financing Activities	(1,136)	(77)	(1,788)	(136)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	(10)	16	(17)	32
Increase (Decrease) in Cash and Cash Equivalents	(180)	(29)	(717)	(234)
Cash and Cash Equivalents, Beginning of Period	244	405	781	610
Cash and Cash Equivalents, End of Period	$ 64	$ 376	$ 64	$ 376